ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3) ACCOUNTS RECEIVABLE

($ thousands)	December 31, 2023	December 31, 2022
Accrued revenue	$232,307	$244,494
Accounts receivable – trade	38,256	35,019
Allowance for doubtful accounts	(2,130)	(2,923)
Total accounts receivable, net of allowance for doubtful accounts	$268,433	$276,590